Events subsequent to December 31, 2021 (Details) - Entering into significant commitments or contingent liabilities $ in Millions	Jan. 11, 2022 USD ($)	Jan. 07, 2022 USD ($) molecule
Immuno-oncology collaboration agreement | Exscientia
Disclosure of non-adjusting events after reporting period [line items]
Upfront payment		$ 100
Immuno-oncology collaboration agreement | Exscientia | Maximum
Disclosure of non-adjusting events after reporting period [line items]
Number of novel small molecule candidates developed | molecule		15
Commitments related to milestone payments for projects under collaboration agreements		$ 5,200
Antibodies collaboration agreement | ABL Bio
Disclosure of non-adjusting events after reporting period [line items]
Upfront payment	$ 75
Antibodies collaboration agreement | ABL Bio | Maximum
Disclosure of non-adjusting events after reporting period [line items]
Commitments related to milestone payments for projects under collaboration agreements	$ 985